ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of Accounts Payable and Accrued Liabilities
(In Thousands of US Dollars)
Description	2023	2022
Accounts payable	$3,023	$1,697
Accrued liabilities:
Payroll related liabilities	22	232
Other accrued liabilities	5	5
Total accounts payable and accrued liabilities	$3,050	$1,934